Earnings per share	12 Months Ended
Mar. 31, 2014
Earnings per share
Earnings per share

14. Earnings per share:

Basic and diluted earnings per share (“EPS”) are presented on the face of the consolidated statements of income. Basic EPS is calculated by dividing net income attributable to NHI shareholders by the weighted average number of common shares outstanding during the year. The calculation of diluted EPS is similar to basic EPS, except that the weighted average number of common shares is adjusted to reflect all dilutive instruments where potential common shares are deliverable during the year. In addition, net income attributable to NHI shareholders is adjusted for any change in income or loss that would result from the assumed conversion of dilutive instruments issued by subsidiaries and affiliates.

A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2012	2013	2014
Basic—
Net income attributable to NHI shareholders	¥11,583	¥107,234	¥213,591

Weighted average number of shares outstanding	3,643,481,439	3,692,795,953	3,709,830,989

Net income attributable to NHI shareholders per share	¥3.18	¥29.04	¥57.57

Diluted—
Net income attributable to NHI shareholders	¥11,561	¥107,181	¥213,561

Weighted average number of shares outstanding	3,680,124,235	3,777,360,671	3,826,496,369

Net income attributable to NHI shareholders per share	¥3.14	¥28.37	¥55.81

Net income attributable to NHI shareholders was adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the years ended March 31, 2012, 2013 and 2014 arising from options to purchase common shares issued by subsidiaries and affiliates. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of common shares arising from stock-based compensation plans by the Company, which would have minimal impact on EPS for the years ended March 31, 2012, 2013 and 2014.

Antidilutive stock options to purchase 24,840,700, 10,880,700 and 8,967,300 common shares were not included in the computation of diluted EPS for the years ended March 31, 2012, 2013 and 2014, respectively.

Subsequent Events

The Company conducted a share buyback from May 19, 2014 to May 30, 2014. See Note 20 “Shareholders’ equity” for further information.

On May 15, 2014, the Company adopted a resolution to issue SARs pursuant to the SAR awards. See Note 16 “Deferred compensation plans” for further information.